Pay vs Performance Disclosure $ / shares in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based On:		Net Loss (millions) (7)	Company Selected Measure: Net Revenue (millions) (8)
					Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$22,465,554	$(3,073,119)	$10,274,019	$1,477,451	$17.11	$80.55	$111.86	$68.90
2021	$9,628,795	$48,933,449	$2,121,644	$10,835,742	—	—	$18.50	$125.02
2020	$887,643	$2,332,296	$1,890,961	$2,059,450	—	—	$9.71	$47.76

Company Selected Measure Name	total revenue, less transaction-based expenses,
Named Executive Officers, Footnote [Text Block]	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Rodriques) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Rodriques) included for purposes of calculating the average amounts in each applicable year are as follows: for 2022, Mark Lee, Johnathan Short, and Jose Cobos; for 2021, Mr. Lee and Mr. Cobos; and for 2020, Mr. Lee and Mr. Cobos.
Peer Group Issuers, Footnote [Text Block]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. As permitted by SEC rules, the peer group referenced for the purpose of this comparison is the S&P 500 Information Technology Index, which is the industry index used for purposes of Item 201(e) of Regulation S-K.
PEO Total Compensation Amount	$ 22,465,554	$ 9,628,795	$ 887,643
PEO Actually Paid Compensation Amount	$ (3,073,119)	48,933,449	2,332,296
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported in column (c) represent the amount of CAP to Mr. Rodriques, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Rodriques during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Rodriques’s total compensation for each year to determine the CAP:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO
2022	$22,465,554	$(12,934,632)	$(12,604,041)	$(3,073,119)
2021	$9,628,795	$(8,568,795)	$47,873,449	$48,933,449
2020	$887,643	$—	$1,444,653	$2,332,296

(a) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and "Option Awards" columns in the Summary Compensation Table for the applicable year.

(b) The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$1,104,487	$(18,519,434)	$—	$4,810,906	$—	$—	$(12,604,041)
2021	$24,183,750	$13,556,657	$747,453	$9,385,589	$—	$—	$47,873,449
2020	$—	$1,897,420	$—	$(452,767)	$—	$—	$1,444,653

Non-PEO NEO Average Total Compensation Amount	$ 10,274,019	2,121,644	1,890,961
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,477,451	10,835,742	2,059,450
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported in column (e) represent the average amount of CAP to the NEOs as a group (excluding Mr. Rodriques), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Rodriques) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Rodriques) for each year to determine the CAP, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Summary Compensation Table Value of Equity Awards (a)	Average Equity Award Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$10,274,019	$(7,379,657)	$(1,416,911)	$1,477,451
2021	$2,121,644	$(914,498)	$9,628,596	$10,835,742
2020	$1,890,961	$(639,604)	$808,093	$2,059,450

(a) The amounts reported represent the average of the sum of the amounts reported in the “Stock Awards” and "Option Awards" columns in the Summary Compensation Table for the applicable fiscal year.

(b) The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	$788,894	$(571,368)	$152,714	$(1,787,151)	$—	$—	$(1,416,911)
2021	$3,329,276	$4,557,445	$255,621	$1,486,254	$—	$—	$9,628,596
2020	$650,132	$93,892	$79,234	$(15,165)	$—	$—	$808,093

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
CAP and TSR of the Company and Select Index

The following graph reflects the relationship between our 1) Summary Compensation Table total for our PEO and average non-PEO NEOs for the applicable years, 2) CAP to our PEO and average non-PEO NEOs for the applicable years, and 3) the Company’s cumulative Total Shareholder Return ("TSR") and S&P 500 Information Technology Index, assuming an initial fixed investment of $100 on March 21, 2022 (the first date our common stock began trading on the NYSE after the closing of the Business Combination) through December 31, 2022.

Compensation Actually Paid vs. Net Income [Text Block]
CAP and Net Loss

The following graph reflects the relationship between our 1) Summary Compensation Table total for our PEO and average non-PEO NEOs for the applicable years, 2) CAP to our PEO and average non-PEO NEOs for the applicable years, and 3) the Company’s net loss for the applicable years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
CAP and Net Revenue

The following graph reflects the relationship between our 1) Summary Compensation Table total for our PEO and average non-PEO NEOs for the applicable years, 2) CAP to our PEO and average non-PEO NEOs for the applicable years, and 3) the Company’s net revenue for the applicable years.

Total Shareholder Return Vs Peer Group [Text Block]
CAP and TSR of the Company and Select Index

The following graph reflects the relationship between our 1) Summary Compensation Table total for our PEO and average non-PEO NEOs for the applicable years, 2) CAP to our PEO and average non-PEO NEOs for the applicable years, and 3) the Company’s cumulative Total Shareholder Return ("TSR") and S&P 500 Information Technology Index, assuming an initial fixed investment of $100 on March 21, 2022 (the first date our common stock began trading on the NYSE after the closing of the Business Combination) through December 31, 2022.

Total Shareholder Return Amount	$ 17.11	0	0
Peer Group Total Shareholder Return Amount	80.55	0	0
Net Income (Loss)	$ 111,860,000	$ 18,500,000	$ 9,710,000
Company Selected Measure Amount | $ / shares	68,900	125,020	47,760
PEO Name	Mr. Rodriques
Additional 402(v) Disclosure [Text Block]	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Rodriques, our PEO, for each corresponding year in the “Total” column of the Summary Compensation Table. Cumulative Total Shareholder Return ("TSR") is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. As permitted by SEC rules, TSR is not provided for Fiscal Years 2021 and 2020 as the Company was not required to report pursuant to Section 13(a) or 15(d) of the Exchange Act. The dollar amounts reported represent the amount of net loss reflected in the Company’s audited financial statements for the applicable year.As noted in “Executive Compensation – Compensation Discussion and Analysis,” we measure Company performance based on total revenue, less transaction-based expenses, as calculated in accordance with U.S. GAAP. As such, we view such revenue as the key metric of our business performance and aligned with long term stockholder value creation.
Analysis of the Information Presented in the Pay Versus Performance Table

As described in greater detail in “Executive Compensation – Compensation Discussion and Analysis,” the overall objective of our executive compensation program is to attract, retain and incentivize highly talented individuals that embody our mission. We do this by designing programs that tie executive compensation to individual performance, overall company performance, and the interests of our stockholders. Our executive compensation is designed with a mix of short-term and long-term components, with cash and equity elements in proportions that we believe provide appropriate incentives to retain our executives officers and management team and help to achieve success in our business.

While our Compensation Committee and Board utilize performance measures to align executive compensation with Company performance, we generally seek to incentivize long-term performance, and therefore do not specifically align the Company’s performance measures with CAP for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table.
Tabular List of Financial Performance Measures

As described in greater detail in “Executive Compensation – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on
	an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The financial performance measure we use to link CAP to our NEOs to Company performance for the most recently completed fiscal year is total revenue, less transaction-based expenses. We do not use other financial performance measures to link CAP to our NEOs to Company performance at this time.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	revenue, less transaction-based expenses.
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (12,934,632)	$ (8,568,795)	$ 0
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(12,604,041)	47,873,449	1,444,653
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,104,487	24,183,750	0
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(18,519,434)	13,556,657	1,897,420
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	747,453	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	4,810,906	9,385,589	(452,767)
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,379,657)	(914,498)	(639,604)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,416,911)	9,628,596	808,093
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	788,894	3,329,276	650,132
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(571,368)	4,557,445	93,892
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	152,714	255,621	79,234
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(1,787,151)	1,486,254	(15,165)
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 0	$ 0	$ 0